Working capital - Trade and other payables (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022
Current liabilities
Disclosure of trade and other payables [Line Items]
Trade payables	£ 2,659	£ 2,705
Interest payable	237	143
Tax and social security excluding income tax	632	696
Other payables	432	600
Accruals	1,229	1,635
Deferred income	73	90
Dividend payable to non-controlling interests	38	18
Trade and other payables	5,300	5,887
Non-current liabilities
Disclosure of trade and other payables [Line Items]
Trade payables	0	0
Interest payable	0	0
Tax and social security excluding income tax	0	0
Other payables	368	380
Accruals	0	0
Deferred income	0	0
Dividend payable to non-controlling interests	0	0
Trade and other payables	£ 368	£ 380